Stockholders' Equity - Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Comprehensive Income (Loss)
Other comprehensive income (loss), pre-tax	$ (11,261.9)	$ (788.3)	$ 1,734.1
Other comprehensive income (loss), tax	2,391.6	170.3	(367.9)
Other comprehensive income (loss)	(8,870.3)	(618.0)	1,366.2
Net unrealized gains (losses) on available-for-sale securities including NCI
Other Comprehensive Income (Loss)
Other comprehensive income (loss) before reclassifications, pre-tax	(12,980.4)	(2,313.3)	3,268.3
Adjustments for assumed changes in amortization patterns, pre-tax	926.6	171.4	(179.0)
Adjustments for assumed changes in policyholder liabilities, pre-tax	486.1	1,288.6	(1,275.1)
Other comprehensive income (loss), pre-tax	(11,234.4)	(832.8)	1,772.8
Other comprehensive income (loss) before reclassifications, tax	2,753.0	490.5	(690.8)
Reclassification from accumulated other comprehensive income, tax	(70.4)	(4.3)	9.4
Adjustments for assumed changes in amortization patterns, tax	(194.6)	(36.0)	37.6
Adjustments for assumed changes in policyholder liabilities, tax	(102.0)	(270.5)	267.7
Other comprehensive income (loss), tax	2,386.0	179.7	(376.1)
Other comprehensive income (loss) before reclassifications, after-tax	(10,227.4)	(1,822.8)	2,577.5
Reclassification from accumulated other comprehensive income, after-tax	262.9	16.2	(32.0)
Adjustments for assumed changes in amortization patterns, after-tax	732.0	135.4	(141.4)
Adjustments for assumed changes in policyholder liabilities, after-tax	384.1	1,018.1	(1,007.4)
Other comprehensive income (loss)	(8,848.4)	(653.1)	1,396.7
Net unrealized gains (losses) on available-for-sale securities including NCI | Net realized capital gains (losses)
Other Comprehensive Income (Loss)
Reclassification from accumulated other comprehensive income, pre-tax	333.3	20.5	(41.4)
Net unrealized gains (losses) on derivative instruments including NCI.
Other Comprehensive Income (Loss)
Other comprehensive income (loss) before reclassifications, pre-tax	(1.3)	66.7	(28.1)
Reclassification from accumulated other comprehensive income, pre-tax	(28.0)	(25.5)	(27.1)
Adjustments for assumed changes in amortization patterns, pre-tax	7.3	(0.2)	2.7
Adjustments for assumed changes in policyholder liabilities, pre-tax	(2.9)	1.6	7.8
Other comprehensive income (loss), pre-tax	(24.9)	42.6	(44.7)
Other comprehensive income (loss) before reclassifications, tax	0.3	(14.0)	6.5
Reclassification from accumulated other comprehensive income, tax	5.8	5.4	5.1
Adjustments for assumed changes in amortization patterns, tax	(1.6)		(0.5)
Adjustments for assumed changes in policyholder liabilities, tax	0.6	(0.4)	(1.6)
Other comprehensive income (loss), tax	5.1	(9.0)	9.5
Other comprehensive income (loss) before reclassifications, after-tax	(1.0)	52.7	(21.6)
Reclassification from accumulated other comprehensive income, after-tax	(22.2)	(20.1)	(22.0)
Adjustments for assumed changes in amortization patterns, after-tax	5.7	(0.2)	2.2
Adjustments for assumed changes in policyholder liabilities, after-tax	(2.3)	1.2	6.2
Other comprehensive income (loss)	(19.8)	33.6	(35.2)
Unrecognized postretirement benefit obligation including NCI
Other Comprehensive Income (Loss)
Other comprehensive income (loss) before reclassifications, pre-tax	(1.7)	2.3	5.7
Other comprehensive income (loss), pre-tax	(2.6)	1.9	6.0
Other comprehensive income (loss) before reclassifications, tax	0.4	(0.5)	(1.2)
Reclassification from accumulated other comprehensive income, tax	0.1	0.1	(0.1)
Other comprehensive income (loss), tax	0.5	(0.4)	(1.3)
Other comprehensive income (loss) before reclassifications, after-tax	(1.3)	1.8	4.5
Reclassification from accumulated other comprehensive income, after-tax	(0.8)	(0.3)	0.2
Other comprehensive income (loss)	(2.1)	1.5	4.7
Unrecognized postretirement benefit obligation including NCI | Operating expense
Other Comprehensive Income (Loss)
Reclassification from accumulated other comprehensive income, pre-tax	$ (0.9)	$ (0.4)	$ 0.3